Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues and lease income	$ 1,303,271	$ 358,129	$ 7,134,240	$ 1,084,641	$ 7,058,479
Cost of revenues	390,788	296,680	993,114	300,680	927,903
Gross profit	912,483	61,449	6,141,126	783,961	6,130,576
Operating expenses
Sales and marketing	160,884	12,000	497,863	300,259	1,218,921	1,085,300
Impairment loss				245,674	260,674	4,158,243
General and administrative expenses	474,819	1,007,030	1,176,452	2,316,807	2,875,868	3,107,457
Total operating expenses	635,703	1,019,030	1,674,314	2,862,740	4,355,463	8,351,000
Income (loss) from operations	276,779	(957,581)	4,466,811	(2,078,779)	1,775,113	(8,351,000)
Other income (expense)
Other income						540
Loss from debt extinguishment		(1,091,117)		(1,140,446)	(1,140,446)
Loss from equity-method investment						(422,493)
Loss from related party debt extinguishment						(78,508)
Loss on acquisition of RCVD		(2,995,000)		(2,995,000)
Change in fair value derivative liability	(0)	(588,314)	229,814	(690,091)	(775,555)	(33,992)
Interest expense	(528,376)	(708,356)	(1,204,375)	(1,723,273)	(1,932,391)	(1,532,186)
Total other expense	(528,376)	(5,382,787)	(974,561)	(6,548,810)	(3,848,392)	(2,066,639)
Net loss	(251,598)	(6,340,368)	3,492,250	(8,627,589)	(2,073,281)	(10,417,639)
Preferred stock dividends		1,007,822	114,308	1,082,825	1,082,825
Net loss applicable to common shareholders	$ (251,598)	$ (7,348,190)	$ 3,377,942	$ (9,710,413)	$ (3,156,106)	$ (10,417,639)
Loss per common share - basic	$ (0.01)	$ (0.11)	$ 0.04	$ (0.16)	$ (0.03)	$ (0.29)
Loss per common share - diluted	$ (0.01)	$ (0.11)	$ 0.04	$ (0.16)	$ (0.03)	$ (0.29)
Weighted average common shares outstanding - basic	90,340,381	64,441,149	82,483,960	62,191,188	68,368,501	35,605,172
Weighted average common shares outstanding - diluted	90,340,381	64,441,149	82,483,960	62,191,188	68,368,501	35,605,172